UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22699

Nuveen Preferred and Income Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  October 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JPI	Nuveen Preferred and Income Term Fund Portfolio of Investments October 31, 2018
(Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 139.4% (99.5% of Total Investments)

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 66.0% (47.1% of Total Investments)

	Automobiles – 1.6%

$9,448	General Motors Financial Company Inc.	5.750%	N/A (3)	BB+	$8,507,735

	Banks – 12.3%

4,000	Barclays Bank PLC, 144A, (4)	10.180%	6/12/21	A–	4,548,880
5,875	BNP Paribas SA, 144A	7.195%	N/A (3)	BBB	6,120,810
3,610	Citizens Financial Group Inc.	5.500%	N/A (3)	BB+	3,637,075
4,351	HSBC Capital Funding Dollar 1 LP, 144A, (4)	10.176%	N/A (3)	BBB+	6,395,970
3,320	KeyCorp Convertible Preferred Stock	5.000%	N/A (3)	Baa3	3,156,075
1,905	Lloyds Bank PLC, 144A	12.000%	N/A (3)	Baa3	2,286,831
1,340	M&T Bank Corporation	6.450%	N/A (3)	Baa2	1,413,700
3,495	M&T Bank Corporation	5.125%	N/A (3)	Baa2	3,429,469
2,035	PNC Financial Services Group Inc.	6.750%	N/A (3)	Baa2	2,146,925
4,995	PNC Financial Services Group Inc.	5.000%	N/A (3)	Baa2	4,830,165
3,071	Royal Bank of Scotland Group PLC	7.648%	N/A (3)	Ba1	3,831,072
2,980	SunTrust Banks Inc.	5.050%	N/A (3)	Baa3	2,880,468
3,795	Wachovia Capital Trust III	5.570%	N/A (3)	Baa2	3,700,125
6,776	Wells Fargo & Company, (3-Month LIBOR reference rate + 3.770% spread), (5)	6.111%	N/A (3)	Baa2	6,826,820
2,821	Wells Fargo & Company	5.900%	N/A (3)	Baa2	2,827,968
7,925	Wells Fargo & Company, (4)	5.875%	N/A (3)	Baa2	8,162,750
	Total Banks				66,195,103

	Capital Markets – 3.8%

1,950	Bank of New York Mellon Corporation	4.950%	N/A (3)	Baa1	1,962,188
3,065	Commerzbank AG, 144A	8.125%	9/19/23	BBB	3,452,249
8,015	Goldman Sachs Group Inc.	5.375%	N/A (3)	Ba1	8,105,169
5,050	Goldman Sachs Group Inc.	5.300%	N/A (3)	Ba1	4,923,750
500	Morgan Stanley	5.550%	N/A (3)	BB+	505,000
1,155	State Street Corporation	5.250%	N/A (3)	Baa1	1,167,994
	Total Capital Markets				20,116,350

	Commercial Services & Supplies – 1.1%

5,495	AerCap Global Aviation Trust, 144A, (4)	6.500%	6/15/45	Ba1	5,632,375

	Consumer Finance – 2.7%

3,110	American Express Company	5.200%	N/A (3)	Baa2	3,110,000
3,190	American Express Company	4.900%	N/A (3)	Baa2	3,178,038
4,835	Capital One Financial Corporation, (4)	5.550%	N/A (3)	Baa3	4,883,350
3,560	Discover Financial Services	5.500%	N/A (3)	Ba2	3,364,200
	Total Consumer Finance				14,535,588

	Diversified Financial Services – 15.5%

6,820	Bank of America Corporation	6.500%	N/A (3)	BBB–	7,232,269
6,065	Bank of America Corporation	6.300%	N/A (3)	BBB–	6,390,994
2,380	Bank of America Corporation	6.100%	N/A (3)	BBB–	2,442,475
6,815	Citigroup Inc.	6.125%	N/A (3)	BB+	6,968,337
11,130	Citigroup Inc.	5.875%	N/A (3)	BB+	11,283,037
13,700	Compeer Financial ACA, 144A	6.750%	N/A (3)	BB+	14,590,500
3,093	Cooperative Rabobank UA, 144A	11.000%	N/A (3)	BBB	3,234,755
15,944	JPMorgan Chase & Company, (4)	6.750%	N/A (3)	Baa2	17,004,276
1,116	JPMorgan Chase & Company, (3-Months LIBOR reference rate + 3.470% spread), (5)	5.990%	N/A (3)	BBB	1,120,185

JPI	Nuveen Preferred and Income Term Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services (continued)

$8,465	JPMorgan Chase & Company	5.300%	N/A (3)	Baa2	$8,591,975
2,675	Voya Financial Inc.	6.125%	N/A (3)	BB+	2,658,281
1,522	Voya Financial Inc.	5.650%	5/15/53	Baa3	1,499,170
	Total Diversified Financial Services				83,016,254

	Electric Utilities – 2.3%

2,370	Electricite de France SA, 144A	5.250%	N/A (3)	BBB	2,282,073
9,525	Emera Inc., (4)	6.750%	6/15/76	BBB–	9,929,812
	Total Electric Utilities				12,211,885

	Equity Real Estate Investment Trusts – 2.5%

12,298	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (3)	BB+	13,681,525

	Food & Staples Retailing – 0.3%

1,285	Land O’Lakes Capital Trust I, 144A	7.450%	3/15/28	Ba1	1,387,800

	Food Products – 3.7%

10,170	Land O’ Lakes Inc., 144A	8.000%	N/A (3)	BB	11,059,875
3,120	Land O’ Lakes Inc., 144A	7.250%	N/A (3)	BB	3,237,000
3,270	Land O’ Lakes Inc., 144A	7.000%	N/A (3)	BB	3,265,912
2,360	Dairy Farmers of America Inc., 144A, (4)	7.125%	N/A (3)	BB+	2,466,200
	Total Food Products				20,028,987

	Industrial Conglomerates – 4.2%

24,472	General Electric Company, (4)	5.000%	N/A (3)	BBB–	22,575,420

	Insurance – 13.6%

2,745	Aegon NV	5.500%	4/11/48	Baa1	2,609,466
4,755	American International Group Inc.	5.750%	4/01/48	Baa2	4,490,527
7,710	Assurant Inc.	7.000%	3/27/48	BB+	7,710,000
1,824	La Mondiale SAM, Reg S	7.625%	N/A (3)	BBB	1,855,876
3,915	MetLife Inc., 144A	9.250%	4/08/38	BBB	5,187,375
21,710	Assured Guaranty Municipal Holdings Inc., 144A, (4)	6.400%	12/15/66	BBB+	21,058,700
7,154	Provident Financing Trust I, (4)	7.405%	3/15/38	Baa3	7,654,780
2,960	MetLife Inc.	5.875%	N/A (3)	BBB	2,952,600
535	MetLife Inc.	5.250%	N/A (3)	BBB	538,344
3,325	Prudential Financial Inc.	5.875%	9/15/42	BBB+	3,459,662
12,260	QBE Insurance Group Ltd, 144A, (4)	7.500%	11/24/43	Baa1	13,286,775
2,335	QBE Insurance Group Ltd, Reg S	6.750%	12/02/44	BBB	2,393,375
	Total Insurance				73,197,480

	Metals & Mining – 0.7%

1,395	BHP Billiton Finance USA Ltd, 144A	6.750%	10/19/75	BBB+	1,510,088
2,290	BHP Billiton Finance USA Ltd, 144A	6.250%	10/19/75	BBB+	2,384,463
	Total Metals & Mining				3,894,551

	Multi-Utilities – 1.3%

4,320	CenterPoint Energy Inc.	6.125%	N/A (3)	BBB	4,357,800
2,815	NiSource Inc., 144A, (4)	5.650%	N/A (3)	BBB–	2,759,263
	Total Multi-Utilities				7,117,063

	U.S. Agency – 0.4%

752	Farm Credit Bank of Texas, (4)	10.000%	N/A (3)	Baa1	857,280
1,180	Farm Credit Bank of Texas, 144A	6.200%	N/A (3)	BBB	1,180,000
	Total U.S. Agency				2,037,280
	Total $1,000 Par (or similar) Institutional Preferred (cost $347,875,040)				354,135,396

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 40.6% (29.0% of Total Investments) (6)

	Banks – 32.2%

$2,450	Australia & New Zealand Banking Group Ltd/United Kingdom, 144A	6.750%	N/A (3)	Baa2	$2,514,312
11,800	Banco Bilbao Vizcaya Argentaria SA, (4)	6.125%	N/A (3)	Ba2	10,162,750
1,110	Banco Mercantil del Norte SA/Grand Cayman, 144A	7.625%	N/A (3)	BB	1,085,036
2,200	Banco Santander SA, Reg S	6.375%	N/A (3)	Ba1	2,169,750
13,165	Barclays PLC, Reg S	7.875%	N/A (3)	BB+	13,558,318
6,060	Barclays PLC	7.750%	N/A (3)	BB+	6,046,062
8,190	BNP Paribas SA, 144A	7.375%	N/A (3)	BBB–	8,415,225
12,184	Credit AgriCo SA, 144A, (4)	8.125%	N/A (3)	BBB–	13,068,144
8,875	Credit AgriCo SA, 144A, (4)	7.875%	N/A (3)	BBB–	9,174,531
3,381	HSBC Holdings PLC	6.375%	N/A (3)	BBB	3,283,796
1,960	HSBC Holdings PLC	6.000%	N/A (3)	BBB	1,803,200
1,000	ING Groep NV, Reg S	6.875%	N/A (3)	BBB–	1,010,000
4,890	ING Groep NV	6.500%	N/A (3)	BBB–	4,635,720
12,595	Intesa Sanpaolo SpA, 144A	7.700%	N/A (3)	BB–	11,414,219
19,310	Lloyds Banking Group PLC	7.500%	N/A (3)	Baa3	19,478,963
4,390	Nordea Bank Abp, 144A	6.125%	N/A (3)	BBB	4,214,400
4,750	Royal Bank of Scotland Group PLC	8.625%	N/A (3)	Ba2	4,993,438
7,279	Royal Bank of Scotland Group PLC	8.000%	N/A (3)	Ba2	7,511,018
1,476	Royal Bank of Scotland Group PLC	7.500%	N/A (3)	Ba2	1,500,354
5,455	Societe Generale SA,144A	8.000%	N/A (3)	BB+	5,536,825
5,953	Societe Generale SA, 144A, (4)	7.875%	N/A (3)	BB+	5,990,206
5,675	Societe Generale SA, 144A	7.375%	N/A (3)	BB+	5,753,031
5,100	Societe Generale SA, 144A	6.750%	N/A (3)	BB+	4,500,750
5,600	Standard Chartered PLC, 144A	7.750%	N/A (3)	Ba1	5,656,000
6,330	Standard Chartered PLC, 144A	7.500%	N/A (3)	Ba1	6,393,300
14,605	UniCredit SpA, Reg S	8.000%	N/A (3)	B+	13,112,661
175,783	Total Banks				172,982,009

	Capital Markets – 8.4%

5,615	Credit Suisse Group AG, 144A	7.500%	N/A (3)	Ba2	5,713,263
10,327	Credit Suisse Group AG, 144A, (4)	7.500%	N/A (3)	BB	10,752,059
5,245	Credit Suisse Group AG, 144A	7.250%	N/A (3)	Ba2	5,185,994
710	Credit Suisse Group AG, Reg S	7.125%	N/A (3)	Ba2	720,650
2,500	Macquarie Bank Ltd/London, 144A	6.125%	N/A (3)	Ba1	2,243,750
15,095	UBS Group Funding Switzerland AG, Reg S	7.000%	N/A (3)	BBB–	15,717,669
4,515	UBS Group Funding Switzerland AG, Reg S	6.875%	N/A (3)	BBB–	4,459,569
44,007	Total Capital Markets				44,792,954
$219,790	Total Contingent Capital Securities (cost $228,667,673)				217,774,963

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 32.8% (23.4% of Total Investments)

	Banks – 6.5%

39,989	Citigroup Inc.	7.125%		BB+	$1,090,100
155,800	Cobank ACB, (7)	6.250%		BBB+	16,047,400
33,728	Cobank ACB, (7)	6.200%		BBB+	3,558,304
107,726	Fifth Third Bancorp	6.625%		Baa3	2,948,461
154,612	Huntington Bancshares Inc.	6.250%		Baa3	3,967,344
38,100	KeyCorp	6.125%		Baa3	1,002,030
4,600	PNC Financial Services Group Inc.	6.125%		Baa2	121,210
192,878	Regions Financial Corporation, (4)	6.375%		BB+	5,138,270
41,069	Zions Bancorporation	6.300%		BB+	1,087,507
	Total Banks				34,960,626

JPI	Nuveen Preferred and Income Term Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value

	Capital Markets – 4.4%

54,600	Goldman Sachs Group Inc.	5.500%	Ba1	$1,378,104
160,656	Morgan Stanley	7.125%	BB+	4,381,089
244,100	Morgan Stanley, (4)	6.875%	BB+	6,544,321
143,200	Morgan Stanley	6.375%	BB+	3,748,976
191,400	Morgan Stanley	5.850%	BB+	4,823,280
51,800	Northern Trust Corporation	5.850%	BBB+	1,317,792
54,750	State Street Corporation	5.350%	Baa1	1,387,365
	Total Capital Markets			23,580,927

	Consumer Finance – 0.9%

185,926	GMAC Capital Trust I	8.097%	B+	4,882,417

	Diversified Financial Services – 2.3%

115,900	AgriBank FCB, (7)	6.875%	BBB+	12,430,275

	Food Products – 3.3%

185,400	CHS Inc.	7.875%	N/R	4,998,384
161,100	CHS Inc.	7.100%	N/R	4,146,714
141,800	CHS Inc.	6.750%	N/R	3,573,360
24,000	Dairy Farmers of America Inc., 144A, (7)	7.875%	BB+	2,406,000
20,500	Dairy Farmers of America Inc., 144A, (7)	7.875%	BBB–	2,357,500
	Total Food Products			17,481,958

	Insurance – 6.7%

324,957	Aspen Insurance Holdings Ltd, (4)	5.950%	BBB–	8,136,923
62,000	Aspen Insurance Holdings Ltd	5.625%	BBB–	1,416,080
108,900	Axis Capital Holdings Ltd	5.500%	BBB	2,515,590
70,700	Delphi Financial Group Inc., (4), (7)	2.762%	BB+	1,590,750
119,500	Enstar Group Ltd	7.000%	BB+	3,069,955
295,125	Kemper Corp	7.375%	Ba1	7,555,200
163,333	Maiden Holdings North America Ltd	7.750%	N/R	3,317,293
62,847	Reinsurance Group of America Inc.	6.200%	BBB+	1,652,876
181,800	Reinsurance Group of America Inc.	5.750%	BBB+	4,570,452
74,800	Torchmark Corp	6.125%	BBB+	1,892,440
	Total Insurance			35,717,559

	Mortgage Real Estate Investment Trusts – 0.5%

114,600	Wells Fargo Real Estate Investment Corporation	6.375%	BBB	2,918,862

	Oil, Gas & Consumable Fuels – 1.3%

84,700	NuStar Energy LP	8.500%	B1	1,954,876
206,369	NuStar Logistics LP, (4)	9.170%	B+	5,196,371
	Total Oil, Gas & Consumable Fuels			7,151,247

	Thrifts & Mortgage Finance – 2.5%

103,274	Federal Agricultural Mortgage Corporation	6.875%	N/R	2,673,764
145,808	Federal Agricultural Mortgage Corporation, (4)	6.000%	N/R	3,687,484
270,100	New York Community Bancorp Inc.	6.375%	Ba1	6,849,736
	Total Thrifts & Mortgage Finance			13,210,984

	U.S. Agency – 4.4%

222,100	Farm Credit Bank of Texas, 144A, (7)	6.750%	Baa1	23,542,600
	Total $25 Par (or similar) Retail Preferred (cost $173,124,946)			175,877,455
	Total Long-Term Investments (cost $749,667,659)			747,787,814

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.8% (0.5% of Total Investments)

	REPURCHASE AGREEMENTS – 0.8% (0.5% of Total Investments)

$4,034	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/18, repurchase price $4,033.715, collateralized by $4,595,000 U.S. Treasury Notes, 1.500%, due 8/15/26, value $4,114,924	1.050%	11/01/18	$4,033,597
	Total Short-Term Investments (cost $4,033,597)			4,033,597
	Total Investments (cost $753,701,256) – 140.2%			751,821,411
	Borrowings – (41.9)% (8), (9)			(225,000,000)
	Other Assets Less Liabilities – 1.7% (10)			9,561,705
	Net Assets Applicable to Common Shares – 100%			$536,383,116

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(105)	12/18	$(12,377,435)	$(12,435,938)	$(58,503)	$36,094

Interest Rate swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (11)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, LLC	$112,000,000	Receive	1-Month LIBOR	1.928%	Monthly	6/01/18	3/01/23	3/01/24	$4,677,252	$4,677,252

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or the liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or the liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (Including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (Including management’s assumptions in determining the fair value of investments).

JPI	Nuveen Preferred and Income Term Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total

Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$—	$354,135,396	$—	$354,135,396
Contingent Capital Securities	—	217,774,963	—	217,774,963
$25 Par (or similar) Retail Preferred	113,944,626	61,932,829	—	175,877,455

Short-Term Investments:
Repurchase Agreements	—	4,033,597		4,033,597

Investments in Derivatives:
Futures Contracts*	(58,503)	—	—	(58,503)
Interest Rate Swaps*	—	4,677,252		4,677,252
Total	$113,886,123	$642,554,037	$—	$756,440,160
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income on real estate investment trust (“REIT”) investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The table below presents the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal Income tax basis, as of October 31, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for Income statement reporting but realized in Income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of Investments	$752,123,208
Gross unrealized:
Appreciation	$17,917,286
Depreciation	(18,219,083)
Net unrealized appreciation	$(301,797)

Tax cost of futures contracts	$(58,503)
Net unrealized appreciation (depreciation) of futures contracts	—

Tax cost of swaps	$—
Net unrealized appreciation (depreciation) of swaps	4,677,252

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Perpetual security. Maturity date is not applicable.

(4)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $194,530,876.

(5)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(6)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(7)	For fair value measurement disclosure purposes, investment classified as Level 2.

(8)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $569,425,266 have been pledged as collateral for borrowings.

(9)	Borrowings as a percentage of Total Investments is 29.9%.

(10)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

(11)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

LIBOR	London Inter-Bank Offered Rate

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Preferred and Income Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: December 28, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 28, 2018